Consolidated Shareholders' Equity - Summary of Number of Restricted Shares Not Yet Fully Vested (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Restricted shares
Disclosure of classes of share capital [Line Items]
Total expense for restricted share plans	€ 128	€ 108
Number of shares not yet fully vested (in shares)	11,192,984	10,127,545
Restricted share plan 2023
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,652,352	3,837,974
Restricted share plan 2022
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	3,031,060	3,226,321
Restricted share plan 2021
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	11,463	2,996,101
Restricted share plan 2020
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	0	67,149
Restricted Share Plan 2024
Disclosure of classes of share capital [Line Items]
Number of shares not yet fully vested (in shares)	4,498,109	0